SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

32. SUBSEQUENT EVENTS

Declaration of Quarterly Dividend

On February 18, 2026, the Company's Board of Directors approved the declaration of its quarterly common share dividend of $0.0083 per share, payable on or after March 16, 2026, to common shareholders of record as at the close of business on February 27, 2026. This dividend was declared subsequent to the year end and has not been recognized as a distribution to owners during the period ended December 31, 2025.